Note 21 - Loans and Borrowings	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
2
1
.         Loans and borrowings

	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Current liabilities
Debtor invoice financing	508	901	751	-
Lease liabilities	641	660	136	285
Shareholder loans	-	766	-	1,670
Chattel mortgage	51	-	-	-
Financing agreement	-	-	-	2,000
Bank loan	66	-	-	-
Other borrowings	46	-	-	-
Total	1,312	2,327	887	3,955

Non-current liabilities
Lease liabilities	715	1,117	138	293
Shareholder loan	23,400	18,242	18,242	18,092
Chattel mortgage	249	-	-	-
Bank loan	278	-	-	-
Total	24,642	19,359	18,380	18,385

Total	25,954	21,686	19,267	22,340

In
June 2020,
the Company refinanced its shareholder loan due to AWN Holdings Limited (“AWN”), the Company's majority shareholder, capitalizing current and non-current shareholder loans, accrued interest and related party trade payables, into a new shareholder loan.

The new shareholder loan bears interest at
10.0%
per annum plus a line fee of
2.0%
per annum, payable monthly in advance. However,
no
interest or line fee settlements are required until after a corporate liquidity event has occurred.
No
repayment of principal is required until
July 2021,
and then is repayable in
9
equal monthly instalments until
March 2022.
Security granted to AWN comprises a Specific Security Deed over the assets of Aevitas O Holdings Pty Ltd and general security over the assets of VivoPower International PLC

In
February 2020,
the Company agreed an unsecured bridging loan with AWN to provide additional liquidity to the Company. Interest on the loan was charged at
10.0%
per annum. A total of
$1.3
million was advanced to the Company under the bridging loan, which was capitalized, including interest thereon, into the refinanced shareholder loan, in
June 2020.

In
May
and
June 2020,
the Company obtained
$0.3m
government backed loans in Australia to provide additional liquidity during the COVID-
19
pandemic.

In addition to lease liabilities, in the year ended
June 30, 2020,
J.A. Martin Electrical Pty Limited and Kenshaw Electrical Pty Limited have also taken out vehicle financing in the form of chattel mortgages, totaling
$0.3
million.

In
August 2018,
the Company secured a
$3.6
million (
AU$5
million) debtor finance facility to support the growing working capital requirements of its critical power services businesses. The facility is secured by a fixed charge over the debtors' book and floating charge over all other assets of J.A. Martin Electrical Pty Limited and Kenshaw Electrical Pty Limited.

The obligations under lease liabilities are as follows:

	Minimum lease Payments				Present value of minimum lease payments
	As at June 30		As at March 31		As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8	20 20	2019	2019	201 8
Amounts payable under lease liabilities:
Less than one year	695	692	147	291	649	660	136	285
Later than one year but not more than five	759	1,299	143	327	707	1,117	138	293
	1,454	1,991	290	618	1,356	1,777	274	578
Future finance charges	(98)	(214)	(16)	(40)	-	-	-	-
Total lease obligations under	1,356	1,777	274	578	1,356	1,777	274	578